Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2023
Cash and cash equivalents [abstract]
Summary of Cash And Cash Equivalents

	2023	2022
	€	€
Cash and cash equivalents	391,231,637	161,837,429
	391,231,637	161,837,429